Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current taxes:
Current taxes	€ 1,800	€ 5,228	€ 5,370
Net deferred taxes:
Net deferred taxes	850	363	600
Income tax expense	2,650	5,591	5,970
Italy
Current taxes:
Current taxes	199	347	301
Net deferred taxes:
Net deferred taxes	672	599	130
Foreign current income tax expense	169
Exploration & Production | Foreign (outside Italy)
Current taxes:
Current taxes	1,517	4,729	4,906
Net deferred taxes:
Net deferred taxes	73	(172)	497
Other segments | Foreign (outside Italy)
Current taxes:
Current taxes	84	152	163
Net deferred taxes:
Net deferred taxes	€ 105	€ (64)	€ (27)